Supplemental cash flow information	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information	Supplemental cash flow information
Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	(8.8)	4.4
Inventories	10.6	16.2
Prepaid expenses and other	(6.7)	(2.3)
Trade and other payables	21.1	7.6
Total change in non-cash operating working capital	16.2	25.9

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on concentrate contracts	0.9	(0.2)
Equity settled share-based payment expense	2.4	0.7
Loss on disposal of assets	1.6	1.2
Settlement and (gain) loss on revaluation of gold price option contracts	(26.4)	21.7
Unrealized loss on revaluation of non-current derivative financial instruments	110.4	(20.1)
Settlement (gain) loss on revaluation of copper price option contracts	—	0.7
Revaluation of CSP’s reclamation and closure cost obligation	(3.4)	(0.6)
Inventory write-downs	—	14.1
Gain on revaluation of investments	(17.4)	—
Gain on receivable associated with Mesquite sale	(12.8)	—
Total other non-cash adjustments	55.3	17.5